Stock-based Activity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock-based Activity Tables
Stock-based Compensation

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
Research and development	$307,892	$32,082	$633,593	$109,509
General and administrative	1,186,931	111,650	2,333,010	401,090
Total share-based compensation expense	$1,494,823	$143,732	$2,966,603	$510,599

	Years Ended December 31,
	2014	2013
Research and development	$163,019	$166,796
General and administrative	441,957	159,848

Total share-based compensation expense	$604,976	$326,644

Stock-based Award Activity

	Options Outstanding	Weighted-Average Exercise Price
Outstanding at December 31, 2014	242,893	$3.92
Granted	3,015,850	2.23
Exercised	(2,779)	0.29
Forfeited/cancelled/expired	(12,923)	7.42
Outstanding and expected to vest at September 30, 2015	3,243,041	$2.36
Vested and exercisable at September 30, 2015	170,063	$3.60

The following table summarizes the Company’s stock option activity for the years ended December 31, 2014 and 2013:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2012	58,639	$0.83
Granted	93,378	1.44
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding at December 31, 2013	152,017	$1.19
Granted	90,876	8.47
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding and expected to vest at December 31, 2014	242,893	$3.92

Vested and exercisable at December 31, 2014	154,877	$3.77

Restricted stock grants
	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2014	—	$—
Granted	2,300,850	2.28
Vested	—	—
Forfeited	—	—
Nonvested at September 30, 2015	2,300,850	$2.28

Valuation Assumptions Used to Determine Stock-based Expense
Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

	Years Ended December 31,
	2014	2013
Risk-free interest rate	0.1 to 2%	0.6%
Dividend yield	—%	—%
Expected volatility	84 to 100%	86%
Expected life of options, in years	5 and 6.25	5
Weighted-average grant date fair value	$4.73	$11.84

Common stock reserved for future issuance

Common stock reserved for conversion of preferred stock	22,482,400
Common stock reserved for exercise of warrants	5,959,668
Common stock options outstanding	3,243,041
Unvested restricted stock awards	2,300,850
Authorized for future grant or issuance under the Stock Plan	2,970,012
Total	36,955,971

Common stock reserved for future issuance consists of the following at December 31, 2014:

Common stock reserved for conversion of preferred stock and warrants	2,591,256
Common stock options outstanding	242,893
Authorized for future grant or issuance under the Stock Plan	326,431

Total	3,160,580